Issued Capital (Details) - 6 months ended Dec. 31, 2024	$ / shares shares	$ / shares shares
Issued Capital [Line Items]
Proxy vote	one	one
Poll vote	one	one
Warrant Outstanding | shares	91,000	91,000
Common share | shares	1	1
Exercise price | $ / shares	$ 4.46
Warrants expire date of issuance	5 years	5 years
Capital risk management [Member]
Issued Capital [Line Items]
Exercise price | $ / shares		$ 5